Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party [Abstract]
Related Party Transactions	Related-Party Transactions
Details of the Company’s principal operating subsidiaries at Dec. 31, 2022, are as follows:

Subsidiary	Country	Ownership (per cent)	Principal activity
TransAlta Generation Partnership	Canada	100	Generation and sale of electricity
TransAlta Cogeneration, L.P.	Canada	50.01	Generation and sale of electricity
TransAlta Centralia Generation, LLC	US	100	Generation and sale of electricity
TransAlta Energy Marketing Corp.	Canada	100	Energy marketing
TransAlta Energy Marketing (U.S.), Inc.	US	100	Energy marketing
TransAlta Energy (Australia), Pty Ltd.	Australia	100	Generation and sale of electricity
TransAlta Renewables Inc.	Canada	60.1	Generation and sale of electricity

Associate or joint venture	Country	Ownership (per cent)	Principal activity
SP Skookumchuck Investment, LLC	US	49	Generation and sale of electricity
EMG International, LLC	US	30	Wastewater treatment and biogas fuel to generate electricity
Transactions between the Company and its subsidiaries have been eliminated on consolidation and are not disclosed. Associates and joint ventures have been equity accounted for by the Company.
A. Transactions with Key Management Personnel
TransAlta’s key management personnel include the President and Chief Executive Officer ("CEO") and members of the senior management team that report directly to the President and CEO and the members of the Board. Key management personnel compensation is as follows:

Year ended Dec. 31	2022	2021	2020
Total compensation	23	30	27
Comprised of:
Short-term employee benefits	11	14	12
Post-employment benefits	1	1	2
Share-based payments	11	15	13
B. TransAlta Renewables Acquisitions
North Carolina Solar
On Nov. 5, 2021, TransAlta completed the sale of a 100 per cent economic interest in the 122 MW portfolio of solar facilities in North Carolina for US$102 million. Pursuant to the transaction, a TransAlta subsidiary owns the North Carolina Solar facility directly and another subsidiary issued tracking preferred shares to TransAlta Renewables reflecting the economic interest in the facilities.
Ada and Skookumchuck
On April 1, 2021, the Company completed the sale of its 100 per cent economic interest in the 29 MW Ada cogeneration facility and its 49 per cent economic interest in the 137 MW Skookumchuck wind facility to TransAlta Renewables for $43 million and $103 million, respectively. Pursuant to the transaction, a TransAlta subsidiary owns Ada and Skookumchuck directly and another subsidiary issued tracking preferred shares to TransAlta Renewables reflecting the economic interest in the facilities.
Big Level and Antrim
During 2021, TransAlta Renewables subscribed for additional tracking preferred shares in Big Level and Antrim for $7 million (US$6 million). In addition, TransAlta Renewables repaid a portion of the total outstanding promissory notes to the Company related to the Big Level and Antrim wind facilities in the amount of $18 million (US$14 million).
Windrise Wind
On Feb. 26, 2021, TransAlta completed the sale of its 100 per cent direct interest in the 206 MW Windrise wind facility to TransAlta Renewables, for $213 million.
WindCharger
On Aug. 1, 2020, the WindCharger battery storage project was sold to TransAlta Renewables for $12 million.
C. Repayment of the TransAlta Energy (Australia) ("TEA") loan
On Oct. 23, 2022, the outstanding intercompany loan balance of AU$157 million, plus all accrued and unpaid interest, between TransAlta Renewables and TEA was fully repaid. The funds repaid will be reserved within TEA and restricted to fund future growth in Australia that TransAlta Renewables has elected to participate in, including the Northern Goldfields Solar and Battery project and the Mount Keith 132kV expansion project.
D. Transactions with Associates
In connection with the exchangeable securities issued to Brookfield, the investment agreement entitles Brookfield to nominate two directors to the TransAlta Board. This allows Brookfield to participate in the financial and operating policy decisions of the Company, and as such, they are considered associates of the Company.
In addition to the exchangeable securities disclosed in Note 26, the Company may, in the normal course of operations, enter into transactions on market terms with related parties that have been measured at exchange value and recognized in the consolidated financial statements, including power purchase and sale agreements, derivative contracts and asset management fees. Transactions and balances between the Company and associates do not eliminate.
Transactions with Brookfield include the following:

Year ended Dec. 31	2022	2021	2020
Power sales	127	27	10
Purchased power	12	3	3
Asset management fees paid	2	2	1